Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31
	2013	2012	2011

Computed taxes (recoveries) at Canadian federal and provincial tax rates	$(2,380,267)	$7,486,268	$(2,589,310)
Differences due to change in enacted tax rates	(5,723)	780,963	700,342
Difference due to change in tax rate on opening deferred taxes	-	2,636,377	3,369,825
Permanent and other differences	1,820,842	2,202,291	141,587
Change in valuation allowance	565,147	(2,515,765)	(1,622,445)
Utilization of investment tax credits	-	(10,590,133)	-
Income tax (recovery) expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year ended December 31
	2013	2012

Deferred tax assets:
Non-capital loss carryforwards	$4,354,066	$4,561,144
Research and development deductions	8,858,564	8,583,554
Book amortization in excess of tax	2,170,922	1,934,818
Share issue costs	(136,329)	(26,133)
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	667,542	-
Tax value in excess of accounting value in lease inducements	(2,821)	8,041
Accounting value in excess of tax value in intangible assets	-	372,892
Provincial investment tax credits	392,063	304,545
Total deferred tax assets	16,304,008	15,738,861
Valuation allowance	(16,304,008)	(15,738,861)
Net deferred tax assets	$-	$-